Share-Based Compensation - Summary of Share Units (Deferred share units) (Detail) - Deferred Share Units [Member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,406,170
Granted, Number | shares	307,037
In lieu of dividends, Number of DSUs | shares	20,806
Vested, Number | shares	(108,500)
Ending Balance, Number | shares	1,625,513
Opening Balance, Weighted average grant | $ / shares	$ 10.51
Granted, Weighted average grant | $ / shares	7.12
In lieu of dividends , Weighted average grant | $ / shares	6.86
Vested, Weighted average grant | $ / shares	5.45
Ending Balance, Weighted average grant | $ / shares	$ 10.16